UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

Bridget McNamara-Fenesy, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Cynthia Begea Eversheds Sutherland (U.S.) LLP 700 Sixth Street, N.W. Suite 700 Washington, D.C. 20001-3980

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2018

Date of reporting period:	09/30/2018

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2018, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Shares		Value (Note 1)

	COMMON STOCKS—96.0%

	Austria—0.5%
22,043	BAWAG Group AG#	$1,023,721

	Belgium—1.9%
43,881	Anheuser-Busch InBev SA/NV	3,832,313

	Brazil—0.2%
44,200	Ambev SA	200,723
44,102	Ambev SA, ADR	201,546
		402,269
	China—2.8%
33,610	Alibaba Group Holding, Ltd., SP ADR*	5,537,584

	Colombia—5.7%
65,838	Bancolombia SA, SP ADR	2,746,761
456,995	Cementos Argos SA	1,187,681
514,681	Grupo Argos SA/Colombia	2,831,545
127,459	Grupo Aval Acciones y Valores SA ADR	989,082
316,775	Grupo de Inversiones Suramericana SA	3,716,450
		11,471,519
	Denmark—1.6%
70,122	Novo Nordisk A/S	3,301,451

	France—12.5%
101,313	AXA SA	2,723,123
27,065	Cie Generale d’Optique Essilor International SA	4,004,967
27,161	Cie Generale des Etablissements Michelin	3,246,558
10,291	JCDecaux SA	376,374
12,373	L’Oreal SA	2,983,751
22,538	Pernod-Ricard SA	3,697,504
10,390	Schneider Electric SA	835,988
284,069	Vivendi SA	7,312,075
		25,180,340
	Germany—10.2%
9,685	Allianz SE, Registered	2,158,997
67,375	Bayer AG	5,985,054
16,567	Deutsche Boerse AG	2,219,733
35,741	Fresenius SE & Co. KGaA	2,624,277
15,254	Linde AG	3,607,662
31,787	SAP AG	3,912,069
		20,507,792
	Israel—1.6%
150,127	Teva Pharmaceutical Industries, Ltd., SP ADR	3,233,736

	Italy—1.3%
3,577,448	Telecom Italia SpA*	2,172,332

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Italy (Continued)
885,469	Telecom Italia SpA-RSP	$476,409
		2,648,741
	Japan—14.3%
27,300	FANUC Corp.	5,146,682
5,900	Harmonic Drive Systems, Inc.†	217,317
63,600	Hoya Corp.	3,778,384
64,505	Japan Tobacco, Inc.	1,683,875
74,600	Nabtesco Corp.	1,982,855
138,300	Olympus Corp.	5,398,350
13,800	Sapporo Holdings, Ltd.	286,761
6,200	SMC Corp.	1,984,087
58,200	Sony Corp.	3,568,220
94,000	Tokio Marine Holdings, Inc.	4,663,598
		28,710,129
	Jersey—1.0%
32,070	Shire Plc	1,932,625

	Mexico—1.2%
1,164,600	Fibra Uno Administracion SA de CV, REIT	1,540,229
53,690	Grupo Televisa SAB, ADR	952,461
		2,492,690
	Netherlands—3.8%
22,901	ASML Holding NV	4,278,205
36,397	Heineken NV	3,412,817
		7,691,022
	Norway—0.8%
58,157	Equinor ASA	1,639,936

	Spain—1.2%
379,518	Banco Bilbao Vizcaya Argentaria SA	2,419,111

	Sweden—3.3%
119,253	Atlas Copco AB	3,437,746
119,253	Epiroc AB*	1,332,428
41,383	Investor AB	1,912,370
		6,682,544
	Switzerland—4.8%
41,869	Cie Financiere Richemont SA, Registered	3,413,002
29,108	Holcim, Ltd., Registered*	1,437,011
49,583	Novartis AG, Registered	4,264,118
41,829	Rolls-Royce Holdings, Ltd.†, *	583,514
		9,697,645
	Taiwan—1.1%
51,267	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	2,263,951

	United Kingdom—13.3%
607,494	BP Plc	4,666,124
103,847	British American Tobacco Plc	4,851,772

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	United Kingdom (Continued)
351,776	ConvaTec Group Plc#			$1,065,565
101,521	Diageo Plc			3,597,849
28,344	Liberty Global Plc, Class A*			819,992
25,473	Liberty Global Plc, Series C*			717,320
61,322	Reckitt Benckiser Group Plc			5,607,686
342,684	Rolls-Royce Holdings Plc*			4,410,266
48,666	Weir Group Plc (The)			1,118,293
				26,854,867
	United States—12.9%
147,224	Las Vegas Sands Corp.			8,734,800
45,286	Philip Morris International, Inc.			3,692,620
127,650	Schlumberger, Ltd.			7,776,438
44,675	Wynn Resorts, Ltd.			5,676,406
				25,880,264

	TOTAL COMMON STOCKS (Cost $173,031,844)			193,404,250

			Expiration Date

	WARRANT—0.0%

	Malaysia—0.0%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,263)		12/18/2018	7,011

	PREFERRED STOCKS—0.3%

	Colombia—0.3%
64,545	Grupo Argos SA/Colombia, 2.39%,			315,449
22,077	Grupo de Inversiones Suramericana SA , 1.62%,			253,347

	TOTAL PREFERRED STOCKS (Cost $664,269)			568,796

	Yield

	SHORT-TERM INVESTMENTS—0.3%

631,807	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	2.120%		631,807

The accompanying notes are an integral part of these Schedules of Investments.

TOTAL INVESTMENTS, AT VALUE—96.6% (Cost $174,429,183)	$194,611,864
Other Assets in Excess of Liabilities—3.4%	6,854,687
NET ASSETS—100.0%	$201,466,551

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
RSP—Retirement Savings Plan
SP ADR—Sponsored American Depositary Receipt
# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers
* Non-income producing security
† Denotes all or a portion of security on loan (Note 1)
†† Represents collateral received from securities lending transactions
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2018, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Pharmaceuticals	8.3%
Beverages	7.6%
Machinery	7.6%
Hotels, Restaurants & Leisure	7.2%
Health Care Equipment and Supplies	7.1%
Tobacco	5.1%
Insurance	4.7%
Energy Equipment and Services	4.1%
Entertainment	3.6%
Diversified Financial Services	3.4%
Semiconductors and Semiconductor Equipment	3.2%
Banks	3.1%
Oil, Gas and Consumable Fuels	3.1%
Construction Materials	2.9%
Household Products	2.8%
Internet and Catalog Retail	2.7%
Aerospace & Defense	2.2%
Software	1.9%
Chemicals	1.8%
Household Durables	1.8%
Textiles, Apparel and Luxury Goods	1.7%
Auto Components	1.6%
Personal Products	1.5%
Media	1.4%
Diversified Telecommunication Services	1.3%
Health Care Providers and Services	1.3%
Capital Markets	1.1%
Biotechnology	1.0%
Equity Real Estate Investment Trusts (REITs)	0.8%
Electrical Equipment	0.4%
Short-Term Investments	0.3%
Total	96.6%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Shares		Value (Note 1)

	COMMON STOCKS—99.4%

	Aerospace & Defense—1.0%
9,300	Raytheon Co.	$1,921,938

	Banks—3.1%
99,500	Toronto-Dominion Bank (The)	6,049,600

	Beverages—3.8%
124,200	Monster Beverage Corp.*	7,238,376

	Biotechnology—2.3%
11,150	Regeneron Pharmaceuticals, Inc.*	4,505,046

	Capital Markets—7.9%
173,600	Charles Schwab Corp. (The)	8,532,440
37,550	MSCI, Inc., Class A	6,661,745
		15,194,185
	Entertainment—1.8%
29,500	Electronic Arts, Inc.*	3,554,455

	Health Care Equipment and Supplies—7.4%
102,450	Abbott Laboratories	7,515,732
25,600	Becton, Dickinson & Co.	6,681,600
		14,197,332
	Hotels, Restaurants & Leisure—5.8%
83,050	Norwegian Cruise Line Holdings, Ltd.*	4,769,562
49,000	Royal Caribbean Cruises, Ltd.	6,367,060
		11,136,622
	Interactive Media & Services—17.9%
10,600	Alphabet, Inc., Class A*	12,795,048
74,800	Facebook, Inc., Class A*	12,301,608
229,000	Tencent Holdings, Ltd., ADR	9,352,360
		34,449,016
	Internet and Catalog Retail—10.7%
76,200	Alibaba Group Holding, Ltd., SP ADR*	12,554,712
4,120	Booking Holdings, Inc.*	8,174,080
		20,728,792
	IT Services—11.4%
22,000	Automatic Data Processing, Inc.	3,314,520
55,400	PayPal Holdings, Inc.*	4,866,336

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	IT Services (Continued)
91,900	Visa, Inc., Class A	$13,793,271
		21,974,127
	Life Sciences Tools and Services—3.2%
25,250	Thermo Fisher Scientific, Inc.	6,163,020

	Pharmaceuticals—4.7%
98,000	Zoetis, Inc.	8,972,880

	Road and Rail—2.1%
19,300	Canadian Pacific Railway, Ltd.	4,090,442

	Software—15.3%
51,450	Adobe Systems, Inc.*	13,888,927
20,100	Intuit, Inc.	4,570,740
97,164	Microsoft Corp.	11,112,647
		29,572,314
	Specialty Retail—1.0%
12,000	Burlington Stores, Inc.*	1,955,040

	TOTAL COMMON STOCKS (Cost $119,106,568)	191,703,185

	TOTAL INVESTMENTS, AT VALUE—99.4% (Cost $119,106,568)	191,703,185
	Other Assets in Excess of Liabilities—0.6%	1,192,937
	NET ASSETS—100.0%	$192,896,122

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
* Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2018, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	26.7%
Communication Services	19.7%
Health Care	17.6%
Consumer Discretionary	17.5%
Financials	11.0%
Consumer Staples	3.8%
Industrials	3.1%
Total	99.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Shares		Value (Note 1)

	COMMON STOCKS—100.3%

	Airlines—8.0%
59,529	American Airlines Group, Inc.	$2,460,334
75,075	Azul SA, ADR*	1,335,584
221,154	Controladora Vuela Cia de Aviacion SAB de CV, ADR†, *	1,649,809
10,344	Hawaiian Holdings, Inc.	414,794
74,281	JetBlue Airways Corp.*	1,438,080
82,029	Mesa Air Group, Inc.*	1,136,922
82,198	United Continental Holdings, Inc.*	7,320,554
		15,756,077
	Auto Components—0.7%
47,389	Dana Holding Corp.	884,752
35,492	Modine Manufacturing Co.*	528,831
		1,413,583
	Banks—3.3%
131,311	First BanCorp/Puerto Rico*	1,194,930
44,213	First Horizon National Corp.	763,116
8,328	IBERIABANK Corp.	677,483
28,398	Popular, Inc.	1,455,398
10,550	Signature Bank/New York NY	1,211,562
18,655	Webster Financial Corp.	1,099,899
		6,402,388
	Biotechnology—1.9%
3,686	Alkermes Plc*	156,434
44,816	Myriad Genetics, Inc.*	2,061,536
27,336	Sangamo BioSciences, Inc.*	463,345
27,150	TESARO, Inc.†, *	1,059,121
		3,740,436
	Building Products—1.5%
28,617	Caesarstone Sdot-Yam, Ltd.†	530,846
31,483	Trex Co., Inc.*	2,423,561
		2,954,407
	Capital Markets—2.7%
35,908	Artisan Partners Asset Management, Inc.	1,163,419
10,835	E*TRADE Financial Corp.*	567,646
37,487	Greenhill & Co., Inc.	987,782
22,703	LPL Financial Holdings, Inc.	1,464,571
13,283	Raymond James Financial, Inc.	1,222,700
		5,406,118
	Chemicals—4.6%
12,312	Albemarle Corp.	1,228,492
27,623	FMC Corp.	2,408,173
8,692	Innophos Holdings, Inc.	385,925
61,202	Kraton Performance Polymers, Inc.*	2,885,674
93,304	Platform Specialty Products Corp.*	1,163,501

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Chemicals (Continued)
84,173	Tronox, Ltd., Class A	$1,005,867
		9,077,632
	Commercial Services & Supplies—1.1%
60,547	Aqua Metals, Inc.*	156,211
74,347	Covanta Holding Corp.	1,208,139
34,614	Interface, Inc.	808,237
		2,172,587
	Communications Equipment—0.6%
27,607	Acacia Communications, Inc.*	1,142,102

	Construction and Engineering—4.2%
18,070	Granite Construction, Inc.	825,799
66,859	KBR, Inc.	1,412,731
57,861	MasTec, Inc.*	2,583,494
185,223	Tutor Perini Corp.*	3,482,192
		8,304,216
	Construction Materials—1.3%
8,101	Eagle Materials, Inc.	690,529
133,279	Forterra, Inc.†, *	994,262
5,235	Martin Marietta Materials, Inc.	952,508
		2,637,299
	Consumer Finance—0.9%
10,776	Green Dot Corp., Class A*	957,124
24,300	PRA Group, Inc.*	874,800
		1,831,924
	Containers and Packaging—1.7%
46,767	Berry Global Group, Inc.*	2,263,055
70,887	Graphic Packaging Holding Co.	993,127
		3,256,182
	Diversified Consumer Services—0.9%
116,446	Career Education Corp.*	1,738,539

	Diversified Financial Services—0.5%
49,272	Jefferies Financial Group, Inc.	1,082,013

	Diversified Telecommunication Services—1.6%
57,720	Cogent Communications Group, Inc.	3,220,776

	Electrical Equipment—0.4%
15,105	Encore Wire Corp.	756,760

	Electronic Equipment, Instruments & Components—4.8%
15,530	Belden, Inc.	1,108,997
15,894	Fabrinet*	735,256
104,840	Flextronics International, Ltd.*	1,375,501
26,938	Itron, Inc.*	1,729,419
61,609	Jabil, Inc.	1,668,372

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
19,774	Rogers Corp.*	$2,913,106
		9,530,651
	Energy Equipment and Services—1.8%
9,189	Dril-Quip, Inc.*	480,125
96,160	Ensco Plc, Class A	811,591
113,571	Noble Corp. Plc*	798,404
14,873	TechnipFMC Plc	464,781
68,057	Transocean, Ltd.†, *	949,395
		3,504,296
	Entertainment—1.0%
317,095	Global Eagle Entertainment, Inc.†, *	894,208
46,386	Lions Gate Entertainment Corp., Class B†	1,080,794
		1,975,002
	Equity Real Estate Investment Trusts (REITs)—0.4%
25,027	Corporate Office Properties Trust, REIT	746,555

	Food Products—0.3%
27,287	Darling Ingredients, Inc.*	527,185

	Health Care Equipment and Supplies—10.6%
45,400	Cardiovascular Systems, Inc.*	1,776,956
13,306	Cooper Cos., Inc. (The)	3,687,758
19,474	Dexcom, Inc.*	2,785,561
14,775	Edwards Lifesciences Corp.*	2,572,327
48,562	Insulet Corp.*	5,145,144
4,347	Neuronetics, Inc.*	139,365
8,879	STERIS Plc	1,015,757
87,552	Tandem Diabetes Care, Inc.*	3,750,728
		20,873,596
	Health Care Providers and Services—1.7%
54,839	Acadia Healthcare Co., Inc.*	1,930,333
73,677	Diplomat Pharmacy, Inc.*	1,430,070
		3,360,403
	Hotels, Restaurants & Leisure—0.6%
20,921	Planet Fitness, Inc., Class A*	1,130,362

	Household Durables—1.2%
17,577	Century Communities, Inc.*	461,396
10,268	LGI Homes, Inc.*	487,114
34,171	Universal Electronics, Inc.*	1,344,629
		2,293,139
	Insurance—2.0%
29,909	Aspen Insurance Holdings, Ltd.	1,250,196
6,659	Everest Re Group, Ltd.	1,521,382

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Insurance (Continued)
14,935	W. R. Berkley Corp.	$1,193,754
		3,965,332
	Internet and Catalog Retail—0.2%
11,464	Nutrisystem, Inc.	424,741

	IT Services—3.4%
13,688	Akamai Technologies, Inc.*	1,001,277
6,495	Alliance Data Systems Corp.	1,533,860
179,908	Brightcove, Inc.*	1,511,227
11,500	Euronet Worldwide, Inc.*	1,152,530
11,490	Global Payments, Inc.	1,463,826
		6,662,720
	Leisure Equipment and Products—0.8%
92,291	Vista Outdoor, Inc.*	1,651,086

	Life Sciences Tools and Services—0.9%
83,680	Pacific Biosciences of California, Inc.†, *	452,709
33,177	QIAGEN NV*	1,256,745
		1,709,454
	Machinery—1.0%
73,299	Meritor, Inc.*	1,419,069
4,712	WABCO Holdings, Inc.*	555,733
		1,974,802
	Marine—0.6%
13,201	Kirby Corp.*	1,085,782

	Media—0.3%
23,234	Cardlytics, Inc.†, *	581,779

	Metals and Mining—5.5%
27,303	Agnico-Eagle Mines, Ltd.	933,763
159,495	Allegheny Technologies, Inc.*	4,713,077
8,663	Carpenter Technology Corp.	510,684
53,863	Coeur Mining, Inc.*	287,090
247,903	Ferroglobe Plc	2,025,367
265,265	Ferroglobe Plc Beneficial Interest Unit*	—
841,794	Tahoe Resources, Inc.*	2,348,605
		10,818,586
	Oil, Gas and Consumable Fuels—4.5%
28,562	Carrizo Oil & Gas, Inc.*	719,762
93,972	Centennial Resource Development, Inc., Class A *	2,053,288
137,362	Euronav NV†, *	1,195,050
84,593	GasLog, Ltd.	1,670,712
18,245	Golar LNG, Ltd.	507,211
78,882	Navigator Holdings, Ltd.†, *	954,472
12,964	PDC Energy, Inc.*	634,718

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
38,578	SM Energy Co.	$1,216,364
		8,951,577
	Pharmaceuticals—0.8%
35,389	Amneal Pharmaceuticals, Inc.*	785,282
12,445	Nektar Therapeutics*	758,647
		1,543,929
	Road and Rail—0.2%
13,872	Knight-Swift Transportation Holdings, Inc.	478,307

	Semiconductors and Semiconductor Equipment—11.8%
26,177	Cree, Inc.*	991,323
54,699	Cypress Semiconductor Corp.	792,588
26,907	Inphi Corp.*	1,021,928
47,801	Integrated Device Technology, Inc.*	2,247,125
90,966	MACOM Technology Solutions Holdings, Inc.†, *	1,873,900
15,572	Marvell Technology Group, Ltd.	300,540
26,672	Maxim Integrated Products, Inc.	1,504,034
23,574	Monolithic Power Systems, Inc.	2,959,244
23,748	ON Semiconductor Corp.*	437,676
43,253	Qorvo, Inc.*	3,325,723
353,293	QuickLogic Corp.†, *	353,293
40,064	Semtech Corp.*	2,227,558
7,797	Silicon Laboratories, Inc.*	715,765
19,684	Skyworks Solutions, Inc.	1,785,536
16,502	Universal Display Corp.†	1,945,586
67,114	Veeco Instruments, Inc.*	687,918
		23,169,737
	Software—4.7%
10,341	2u, Inc.*	777,540
46,508	Benefitfocus, Inc.†, *	1,881,248
27,478	Cloudera, Inc.*	484,987
14,431	Ellie Mae, Inc.*	1,367,626
24,220	Model N, Inc.*	383,887
102,100	Nuance Communications, Inc.*	1,768,372
65	SVMK, Inc.*	1,042
204,796	TiVo Corp.	2,549,710
		9,214,412
	Specialty Retail—1.0%
19,325	Lumber Liquidators Holdings, Inc.*	299,344
64,919	Tailored Brands, Inc.	1,635,310
		1,934,654
	Trading Companies and Distributors—2.9%
34,820	Beacon Roofing Supply, Inc.*	1,260,136
65,833	BMC Stock Holdings, Inc.*	1,227,786
25,204	DXP Enterprises, Inc.*	1,009,924
40,030	MRC Global, Inc.*	751,363

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Trading Companies and Distributors (Continued)
8,291	Watsco, Inc.	$1,476,627
		5,725,836
	Transportation Infrastructure—1.0%
41,644	Macquarie Infrastructure Corp.	1,921,038

	Wireless Telecommunication Services—0.4%
158,732	Gogo, Inc.†, *	823,819

	TOTAL COMMON STOCKS (Cost $127,832,635)	197,471,819

		Yield

	SHORT-TERM INVESTMENTS—5.8%

$11,373,716	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	2.120%	11,373,716

	TOTAL INVESTMENTS, AT VALUE—106.1% (Cost $139,206,351)		208,845,535
	Liabilities in Excess of Other Assets—(6.1)%		(11,956,485)
	NET ASSETS—100.0%		$196,889,050

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*                      Non-income producing security

†                      Denotes all or a portion of security on loan (Note 1)

††               Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2018, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	25.3%
Industrials	20.9%
Health Care	15.9%
Materials	13.1%
Financials	9.4%
Energy	6.3%
Consumer Discretionary	5.4%
Communication Services	3.3%
Real Estate	0.4%
Consumer Staples	0.3%
Short-Term Investments	5.8%
Total	106.1%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Shares		Value (Note 1)

	COMMON STOCKS—98.6%

	Aerospace & Defense—0.9%
2,504	Huntington Ingalls Industries, Inc.	$641,224
1,606	Moog, Inc., Class A	138,068
1,552	Spirit AeroSystems Holdings, Inc., Class A	142,272
		921,564
	Air Freight and Logistics—1.0%
4,256	FedEx Corp.	1,024,802

	Airlines—0.2%
1,004	JetBlue Airways Corp.*	19,437
1,943	United Continental Holdings, Inc.*	173,044
		192,481
	Auto Components—1.5%
27,412	Dana Holding Corp.	511,782
11,678	Magna International, Inc.	613,445
9,448	Tenneco, Inc.	398,139
		1,523,366
	Banks—8.4%
103,409	Bank of America Corp.	3,046,429
21,354	Citigroup, Inc.	1,531,936
33,002	Citizens Financial Group, Inc.	1,272,887
8,285	JPMorgan Chase & Co.	934,879
15,543	Popular, Inc.	796,579
13,635	Synovus Financial Corp.	624,347
6,308	TCF Financial Corp.	150,193
		8,357,250
	Beverages—1.6%
1,014	Boston Beer Co., Inc. (The)*	291,525
11,543	PepsiCo, Inc.	1,290,507
		1,582,032
	Biotechnology—0.6%
1,541	Ligand Pharmaceuticals, Inc.*	422,989
1,086	United Therapeutics Corp.*	138,878
		561,867
	Building Products—0.7%
18,209	Masco Corp.	666,449

	Capital Markets—2.7%
4,656	Ameriprise Financial, Inc.	687,505
709	Evercore Partners, Inc., Class A	71,290
13,457	Lazard, Ltd., Class A	647,686
2,983	LPL Financial Holdings, Inc.	192,433
5,680	S&P Global, Inc.	1,109,815
		2,708,729
	Chemicals—1.9%
6,007	Cabot Corp.	376,759

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Chemicals (Continued)
9,166	LyondellBasell Industries NV, Class A	$939,607
6,761	Trinseo SA	529,386
		1,845,752
	Communications Equipment—0.6%
8,363	Cisco Systems, Inc.	406,860
755	F5 Networks, Inc.*	150,562
		557,422
	Construction and Engineering—1.1%
7,854	EMCOR Group, Inc.	589,914
15,665	Quanta Services, Inc.*	522,898
		1,112,812
	Consumer Finance—3.2%
43,649	Ally Financial, Inc.	1,154,516
8,455	Capital One Financial Corp.	802,633
1,227	Discover Financial Services	93,804
3,197	FirstCash, Inc.	262,154
29,079	Navient Corp.	391,985
9,319	OneMain Holdings, Inc.*	313,212
6,818	Santander Consumer USA Holdings, Inc.	136,633
		3,154,937
	Diversified Consumer Services—0.1%
1,156	Grand Canyon Education, Inc.*	130,397

	Diversified Financial Services—1.0%
16,920	Jefferies Financial Group, Inc.	371,563
12,158	Voya Financial, Inc.	603,888
		975,451
	Diversified Telecommunication Services—2.8%
52,681	Verizon Communications, Inc.	2,812,639

	Electric Utilities—2.4%
6,876	American Electric Power Co., Inc.	487,371
22,901	Exelon Corp.	999,858
20,507	Portland General Electric Co.	935,324
		2,422,553
	Electronic Equipment, Instruments & Components—1.9%
15,707	Avnet, Inc.	703,202
3,165	CDW Corp./DE	281,432
17,526	Jabil, Inc.	474,604
22,577	Vishay Intertechnology, Inc.	459,442
		1,918,680
	Entertainment—0.7%
8,090	Cinemark Holdings, Inc.	325,218

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Entertainment (Continued)
11,794	Viacom, Inc., Class B	$398,165
		723,383
	Equity Real Estate Investment Trusts (REITs)—2.1%
17,984	Apple Hospitality REIT, Inc., REIT	314,540
11,314	Hospitality Properties Trust, REIT	326,296
40,837	Host Hotels & Resorts, Inc., REIT	861,661
7,860	Paramount Group, Inc., REIT	118,607
15,134	Park Hotels & Resorts, Inc., REIT	496,698
57	Ryman Hospitality Properties, Inc., REIT	4,912
		2,122,714
	Food and Staples Retailing—2.1%
16,064	Kroger Co. (The)	467,623
17,371	Performance Food Group Co.*	578,454
11,099	US Foods Holding Corp.*	342,071
7,278	Wal-Mart Stores, Inc.	683,477
		2,071,625
	Food Products—1.5%
3,043	Archer-Daniels-Midland Co.	152,972
6,297	Ingredion, Inc.	660,933
10,993	Lamb Weston Holdings, Inc.	732,134
		1,546,039
	Gas Utilities—1.5%
7,807	Southwest Gas Holdings, Inc.	616,987
15,875	UGI Corp.	880,745
		1,497,732
	Health Care Equipment and Supplies—1.5%
18,929	Baxter International, Inc.	1,459,237

	Health Care Providers and Services—2.3%
2,401	Humana, Inc.	812,786
5,928	McKesson Corp.	786,349
2,122	WellCare Health Plans, Inc.*	680,080
		2,279,215
	Household Durables—0.8%
30,327	Pulte Homes, Inc.	751,200

	Independent Power and Renewable Electricity Producers—0.7%
50,481	AES Corp./VA	706,734

	Insurance—6.3%
14,940	Allstate Corp. (The)	1,474,578
26,863	CNO Financial Group, Inc.	570,033
602	Hanover Insurance Group, Inc. (The)	74,269
16,931	Lincoln National Corp.	1,145,551
15,097	Old Republic International Corp.	337,871
15,194	Prudential Financial, Inc.	1,539,456

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Insurance (Continued)
7,670	Reinsurance Group of America, Inc.	$1,108,775
		6,250,533
	Interactive Media & Services—1.1%
889	Alphabet, Inc., Class A*	1,073,094

	Internet and Catalog Retail—0.4%
13,023	eBay, Inc.*	430,019

	IT Services—1.2%
7,224	VeriSign, Inc.*	1,156,707

	Leisure Equipment and Products—0.3%
4,611	Brunswick Corp./DE	309,029

	Life Sciences Tools and Services—0.6%
13,034	Bruker Corp.	435,987
1,157	ICON Plc*	177,889
		613,876
	Machinery—0.2%
3,302	Hillenbrand, Inc.	172,695

	Media—0.9%
5,347	John Wiley & Sons, Inc., Class A	324,028
46,560	News Corp., Class A	614,127
		938,155
	Metals and Mining—1.6%
6,360	Reliance Steel & Aluminum Co.	542,444
22,805	Steel Dynamics, Inc.	1,030,558
		1,573,002
	Multi-Utilities—0.3%
5,208	Public Service Enterprise Group, Inc.	274,930

	Oil, Gas and Consumable Fuels—11.2%
8,297	Chevron Corp.	1,014,557
22,345	ConocoPhillips	1,729,503
19,311	Exxon Mobil Corp.	1,641,821
6,406	HollyFrontier Corp.	447,780
23,386	Marathon Oil Corp.	544,426
10,404	Marathon Petroleum Corp.	832,008
15,930	Occidental Petroleum Corp.	1,308,968
9,898	PBF Energy, Inc., Class A	494,009
6,904	Peabody Energy Corp.	246,059
12,292	Phillips 66	1,385,554
36,734	Southwestern Energy Co.*	187,711
11,884	Valero Energy Corp.	1,351,805
		11,184,201
	Paper and Forest Products—1.0%
11,854	Domtar Corp.	618,423

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Paper and Forest Products (Continued)
14,156	Louisiana-Pacific Corp.	$374,993
		993,416
	Personal Products—1.6%
2,294	Estee Lauder Cos., Inc. (The), Class A	333,364
6,158	Herbalife, Ltd.*	335,919
7,264	Nu Skin Enterprises, Inc., Class A	598,699
2,309	USANA Health Sciences, Inc.*	278,350
		1,546,332
	Pharmaceuticals—10.4%
15,417	Bristol-Myers Squibb Co.	957,087
3,839	Eli Lilly & Co.	411,963
23,745	Johnson & Johnson	3,280,847
30,879	Merck & Co., Inc.	2,190,556
68,797	Pfizer, Inc.	3,031,884
4,780	Zoetis, Inc.	437,657
		10,309,994
	Professional Services—1.2%
5,509	Korn/Ferry International	271,263
3,009	ManpowerGroup, Inc.	258,653
10,086	Robert Half International, Inc.	709,853
		1,239,769
	Real Estate Management and Development—2.0%
26,522	CBRE Group, Inc., Class A*	1,169,620
5,617	Jones Lang LaSalle, Inc.	810,646
		1,980,266
	Road and Rail—0.6%
8,020	Ryder System, Inc.	586,021
1,713	Werner Enterprises, Inc.	60,555
		646,576
	Semiconductors and Semiconductor Equipment—0.6%
21,674	Amkor Technology, Inc.*	160,171
9,614	Micron Technology, Inc.*	434,841
		595,012
	Software—4.0%
8,203	Aspen Technology, Inc.*	934,404
9,298	Citrix Systems, Inc.*	1,033,566
5,723	Intuit, Inc.	1,301,410
3,643	j2 Global, Inc.	301,822
3,634	Microsoft Corp.	415,621
		3,986,823
	Specialty Retail—1.6%
2,669	Aaron’s, Inc.	145,354
16,719	American Eagle Outfitters, Inc.	415,133
6,116	Foot Locker, Inc.	311,793
11,252	Gap, Inc. (The)	324,620

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Specialty Retail (Continued)
9,469	Urban Outfitters, Inc.*	$387,282
		1,584,182
	Technology Hardware, Storage & Peripherals—2.0%
19,313	Hewlett Packard Enterprise Co.	314,995
60,013	HP, Inc.	1,546,535
2,755	Seagate Technology Plc	130,449
		1,991,979
	Textiles, Apparel and Luxury Goods—1.1%
4,187	Deckers Outdoor Corp.*	496,495
8,470	Michael Kors Holdings, Ltd.*	580,703
		1,077,198
	Thrifts and Mortgage Finance—0.4%
21,237	Radian Group, Inc.	438,969

	Trading Companies and Distributors—1.6%
25,869	HD Supply Holdings, Inc.*	1,106,935
2,969	United Rentals, Inc.*	485,728
		1,592,663
	Wireless Telecommunication Services—0.6%
19,847	Telephone & Data Systems, Inc.	603,944

	TOTAL COMMON STOCKS (Cost $86,192,573)	98,190,426

	TOTAL INVESTMENTS, AT VALUE—98.6% (Cost $86,192,573)	98,190,426
	Other Assets in Excess of Liabilities—1.4%	1,353,649
	NET ASSETS—100.0%	$99,544,075

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*                      Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2018, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	22.0%
Health Care	15.4%
Energy	11.2%
Information Technology	10.3%
Industrials	7.5%
Consumer Staples	6.8%
Communication Services	6.1%
Consumer Discretionary	5.8%
Utilities	4.9%
Materials	4.5%
Real Estate	4.1%
Total	98.6%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Corporation”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2018, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2018, all of the Funds had all long-term and short-term investments classified as Level 1.

The following table presents the change in balances of investments in securities for which significant unobservable inputs (Level 3) were used in determining value for the M International Equity Fund between December 31, 2017 and September 30, 2018:

Investments in Securities	Balance as of December 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 09/30/18 for the period ended 09/30/18
Common Stocks	$25,424	$(472)	$—	$—	$(24,952)	$—	$—	$—	$—
Total	$25,424	$(472)	$—	$—	$(24,952)	$—	$—	$—	$—

The Funds did not have significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2018.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and cash collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of September 30, 2018, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral

M International Equity Fund	$614,987	$631,807
M Large Cap Growth Fund	—	—
M Capital Appreciation Fund	10,982,913	11,373,716
M Large Cap Value Fund	—	—

2.             Tax Information

As of September 30, 2018, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Fed			Tax Basis
	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	Depreciation

M International Equity Fund	$174,429,183	$31,864,867	$(11,682,186)	$20,182,681
M Large Cap Growth Fund	119,106,568	72,652,582	(55,965)	72,596,617
M Capital Appreciation Fund	139,206,351	81,165,185	(11,526,001)	69,639,184
M Large Cap Value Fund	86,192,573	13,723,892	(1,726,039)	11,997,853

The Funds did not have any unrecognized tax benefits as of September 30, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2018, the Funds did not incur any such interest or penalties. The Funds tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2015 through December 2017. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy, President (as Principal Executive Officer)

Date	11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy, President (as Principal Executive Officer)

Date	11/27/2018

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	11/27/2018